BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.

ARTICLES OF AMENDMENT

This is to certify that:

First:   The charter of BlackRock MuniYield New York Quality Fund, Inc., a Maryland corporation (the “Corporation”), is amended by these Articles of Amendment, which amend the section of the charter titled Articles Supplementary Establishing and Fixing the Rights and Preferences of Variable Rate Demand Preferred Shares, dated as of April 20, 2011 (as amended to date, the “Articles Supplementary”).

Second:   Appendix A to the Articles Supplementary is hereby amended pursuant to Appendix A attached hereto.

Third:   The amendment to the charter of the Corporation as set forth above in these Articles of Amendment has been duly advised by the board of directors of the Corporation and approved by the stockholders of the Corporation as and to the extent required by law and in accordance with the charter of the Corporation.

Fourth:   As amended hereby, the charter of the Corporation shall remain in full force and effect.

Fifth:   These Articles of Amendment shall be effective as of June 18, 2025.

[Signature Page Follows]

IN WITNESS WHEREOF, BlackRock MuniYield New York Quality Fund, Inc. has caused these Articles of Amendment to be signed as of June 18, 2025, in its name and on its behalf by the person named below who acknowledges that these Articles of Amendment are the act of the Corporation and, to the best of such person’s knowledge, information, and belief and under penalties for perjury, all matters and facts contained in these Articles of Amendment are true in all material respects.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.

By:	/s/ Stephen Minar
Name Stephen Minar
Title: Vice President

ATTEST:

/s/ Janey Ahn
Name: Janey Ahn Title: Secretary

APPENDIX A

[Attached]

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.

(THE “FUND”)

SERIES W-7

VARIABLE RATE DEMAND PREFERRED SHARES (“VRDP SHARES”)

CUSIP No. 09255E805*

Amendment to Notice of Special Rate Period

June 18, 2025 BlackRock MuniYield New York Quality Fund, Inc. 100 Bellevue Parkway Wilmington, Delaware 19809

To: Addressees listed on Schedule 1 hereto

In accordance with the Fund’s Articles Supplementary Establishing and Fixing the Rights and Preferences of VRDP Shares, dated April 20, 2011 (the “Articles Supplementary”), the Fund hereby notifies the Liquidity Provider, the Remarketing Agent and the Holders of the VRDP Shares of certain amendments to the Notice of Special Rate Period, dated June 17, 2022 (the “Notice of Special Rate Period”).

As of June 18, 2025, the definition of “Ratings Spread” in the Notice of Special Rate Period is hereby deleted in its entirety and replaced with the following:

“Ratings Spread” means, with respect to an SRP Calculation Period, the percentage per annum set forth below opposite the highest applicable credit rating assigned to the VRDP Shares, unless the lowest applicable rating is below A3/A-, in which case the Ratings Spread shall mean the percentage per annum set forth below opposite the lowest applicable credit rating assigned to the VRDP Shares by Moody’s, Fitch or any Other Rating Agency, in each case rating the VRDP Shares at the request of the Fund, on the SRP Calculation Date for such SRP Calculation Period:

Moody’s/Fitch	Percentage
Aa3/AA- to Aa1/AA+	0.95%
A3/A- to A1/A+	1.65%
Baa3/BBB- to Baa1/BBB+	2.40%
Non-investment grade or Unrated	3.40%

* NOTE: Neither the Fund nor the Tender and Paying Agent shall be responsible for the selection or use of the CUSIP Numbers selected, nor is any representation made as to its correctness indicated in any notice or as printed on any VRDP Share certificate. It is included solely as a convenience to Holders of VRDP Shares.

* The applicable spread is determined by the higher of the two credit ratings assigned to the VRDP Shares by Moody’s and Fitch, unless the VRDP Shares are rated at or below A3/A-, in which case the applicable spread will be based on the lower of the two credit ratings assigned to the VRDP Shares by Moody’s and Fitch.

Capitalized terms used but not defined in this Amendment to Notice of Special Rate Period shall have the meanings given to such terms in the Articles Supplementary and the Notice of Special Rate Period.

[Signature Page Follows]

2

IN WITNESS WHEREOF, I have signed this Amendment to the Notice of Special Rate Period as of the date first written above.

BLACKROCK MUNIYIELD NEW YORK QUALITY FUND, INC.

By:	/s/ Stephen Minar

Name: Stephen Minar

Title: Vice President

[Signature Page – MYN Amendment to Notice of Special Rate Period]

Schedule 1

Recipients of this Notice of Special Rate Period

The Toronto-Dominion Bank, acting through its New York Branch

1 Vanderbilt Avenue

New York, New York 10017

Attention: Rick Fogliano, Head of Municipal Products

Telephone: (212) 827-7172

Fax: (212) 827-7173

Email: fundreporting@tdsecurities.com, muniops@tdsecurities.com, TDSFinance-

NewYork@tdsecurities.com and td.tdusamunis@tdsecurities.com

TD Securities (USA) LLC

1 Vanderbilt Avenue

New York, New York 10017

Attention: Rick Fogliano, Head of Municipal Products

Telephone: (212) 827-7172

Fax: (212) 827-7173

Email: fundreporting@tdsecurities.com, muniops@tdsecurities.com and TDSFinance-

NewYork@tdsecurities.com and td.tdusamunis@tdsecurities.com

The Depository Trust Company

LensNotice@dtcc.com